INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVENTORIES
Raw materials	$ 19,731	$ 10,861
Finished goods	32,276	25,234
Inventory	52,007	36,095
Carrying value of finished goods held by distributors	6,336	5,819
Inventory write-down	7,232	11,037	3,120
Carrying value of inventory written-down to zero balance	8,086	8,479
Movement of inventory write-downs
Beginning of year	9,062	4,914	3,442
Addition during the year	7,232	11,037	3,120
Transfer-in from accrual for loss on firm, noncancelable, and unconditional purchase commitments that have been recognized previously	198		1,536
Write-off during the year	(6,893)	(6,889)	(3,184)
End of year	$ 9,599	$ 9,062	$ 4,914